BORROWED FUNDS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWED FUNDS

NOTE H - BORROWED FUNDS

Borrowed funds consisted of the following:

	December 31,
	2012	2011

Reverse Repurchase Agreement	$5,000,000	$15,000,000
FHLB advances	31,770,773	12,031,831
	$36,770,773	$27,031,831

Advances from the FHLB have maturity dates ranging from January 2013 through June, 2019. Interest is payable monthly at rates ranging from 0.17% to 3.813%. Advances due to the FHLB are collateralized by a blanket lien on first mortgage loans in the amount of the outstanding borrowings, FHLB capital stock, and amounts on deposit with the FHLB. At December 31, 2012, FHLB advances available and unused totaled $149,194,016.

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2012, were as follows:

Year	Amount

2013	$21,770,773
2014	4,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$31,770,773

Reverse Repurchase Agreements consist of one $5,000,000 agreement. The agreement is secured by securities with a fair value of $6,421,762 at December 31, 2012 and $19,460,231 at December 31, 2011. The maturity date of the remaining agreement is September 26, 2017 with a rate of 3.81%.